BORROWINGS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
BORROWINGS
Opening balance	$ 1,988	$ 2,129
Repayments	(282)	(208)
Interest	52	67
Ending balance	1,758	1,988
Current portion	480	225
Non-current portion	$ 1,278	$ 1,763